Condensed Statements of Operations - Globis Acquisition Corp [Member] - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
General and administrative expenses	$ 1,000	$ 892,144		$ 1,607,436
Loss from operations	(1,000)	(892,144)		(1,607,436)
Other income:
Interest earned on marketable securities held in Trust Account		1,785		5,627
Total other income		1,785		5,627
Loss before income taxes	(1,000)	(890,359)		(1,601,809)
Benefit from (provision for) income taxes
Formation and operational costs			89,886
Net loss	$ (1,000)	$ (890,359)	$ (89,886)	$ (1,601,809)
Basic and diluted weighted average shares outstanding, Redeemable common stock		11,500,000	1,520,661	11,500,000
Basic and diluted net loss per share, Common stock subject to possible redemption			$ (0.02)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,500,000	3,550,833	2,658,912	3,550,833
Basic and diluted earnings (loss) per share, Non-redeemable common stock		$ (0.06)	$ (0.02)	$ (0.11)
Basic and diluted earnings (loss) per share, Redeemable common stock		$ (0.06)		$ (0.11)